Expense Example {- Fidelity Emerging Markets Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund-Retail Class	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 94
3 years	293
5 years	509
10 years	$ 1,131